Shareholder Report, Line Graph (Details) 190368_Amplify BlackSwan ISWN ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Jan. 25, 2021	Sep. 30, 2025
Amplify BlackSwan ISWN ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Amplify BlackSwan ISWN ETF NAV
Accumulated Value	$ 8,886	$ 7,390	$ 7,341	$ 10,024	$ 10,000	$ 9,442
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Net (USD)
Accumulated Value	12,482	10,005	7,962	10,635	10,000	$ 14,353
S&P Developed Ex-U.S. BMI (USD) TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Developed Ex-U.S. BMI (USD) TR
Accumulated Value	$ 12,131	$ 9,733	$ 7,867	$ 10,637	$ 10,000	$ 14,288